INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for employee related obligations, current		$ 166	$ 145
Provision for legal obligation, current		3,868	2,607
Deferred taxes included in other current assets	[1]	4,034	2,752
Provision for employee related obligations, non-current		771	718
Carry forward tax losses and foreign tax credit, non-current		3,600	4,321
Temporary differences, net, non-current		1,185	1,237
Gross deferred income taxes, non-current		5,556	6,276
Valuation allowance, non-current		(3,276)	(3,997)
Deferred income taxes, non-current		$ 2,280	$ 2,279

[1]	See Note 15.